Balance Sheet Components - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Cash	$ 869	$ 1,361
Cash equivalents:
Money market funds	10,493	15,411
Deposits		76
Total cash and cash equivalents	$ 11,362	$ 16,848